Allowance for expected credit losses - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Dec. 31, 2025	Dec. 31, 2024
Upside | Weighted average
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.80%	1.60%
Unemployment rate	3.70%	3.20%
House price growth	4.80%	5.10%
Commercial real estate price growth	3.20%	3.70%
UK Bank Rate	4.61%	5.08%
CPI inflation	2.90%	2.80%
Base case | Weighted average
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.40%	1.20%
Unemployment rate	4.80%	4.50%
House price growth	1.90%	2.00%
Commercial real estate price growth	0.90%	1.10%
UK Bank Rate	3.55%	3.98%
CPI inflation	2.60%	2.50%
Downside | Weighted average
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.50%
Unemployment rate	6.70%	6.40%
House price growth	(2.60%)	(2.40%)
Commercial real estate price growth	(3.10%)	(2.70%)
UK Bank Rate	1.85%	2.36%
CPI inflation	2.10%	2.10%
Severe downside | Weighted average
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.00%	(0.10%)
Unemployment rate	8.50%	8.40%
House price growth	(6.50%)	(6.70%)
Commercial real estate price growth	(8.00%)	(7.50%)
UK Bank Rate	1.24%
CPI inflation	1.60%
UK Bank Rate – modelled		1.62%
UK Bank Rate - adjusted		3.19%
CPI inflation – modelled		1.70%
CPI inflation - adjusted		2.10%
Probability-weighted | Weighted average
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.20%	1.00%
Unemployment rate	5.40%	5.10%
House price growth	0.60%	0.80%
Commercial real estate price growth	(0.40%)	(0.10%)
UK Bank Rate	3.13%
CPI inflation	2.40%
UK Bank Rate – modelled		3.59%
UK Bank Rate - adjusted		3.74%
CPI inflation – modelled		2.40%
CPI inflation - adjusted		2.40%
Upside | Start to peak
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	9.40%	8.90%
Unemployment rate	5.10%	4.40%
House price growth	26.40%	28.20%
Commercial real estate price growth	17.30%	20.00%
UK Bank Rate	5.39%	5.50%
CPI inflation	3.80%	3.50%
Upside | Start to trough
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.70%
Unemployment rate	3.00%	2.70%
House price growth	(0.10%)	0.40%
Commercial real estate price growth	0.60%	(0.80%)
UK Bank Rate	3.75%	4.50%
CPI inflation	2.10%	2.00%
Base case | Start to peak
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	7.60%	7.00%
Unemployment rate	5.30%	4.80%
House price growth	9.80%	10.50%
Commercial real estate price growth	4.40%	5.40%
UK Bank Rate	4.50%	5.25%
CPI inflation	3.80%	3.50%
Base case | Start to trough
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.70%
Unemployment rate	4.50%	4.20%
House price growth	(0.10%)	0.40%
Commercial real estate price growth	0.60%	(0.80%)
UK Bank Rate	3.25%	3.50%
CPI inflation	2.10%	2.00%
Downside | Start to peak
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	3.60%	3.20%
Unemployment rate	7.60%	7.50%
House price growth	0.90%	4.00%
Commercial real estate price growth	1.30%	0.70%
UK Bank Rate	4.50%	5.25%
CPI inflation	3.80%	3.50%
Downside | Start to trough
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.10%	0.00%
Unemployment rate	4.50%	4.20%
House price growth	(12.20%)	(11.40%)
Commercial real estate price growth	(14.40%)	(12.90%)
UK Bank Rate	0.45%	0.59%
CPI inflation	0.80%	0.90%
Severe downside | Start to peak
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.30%	1.20%
Unemployment rate	10.30%	10.20%
House price growth	0.80%	3.40%
Commercial real estate price growth	1.30%	0.70%
UK Bank Rate	4.50%
CPI inflation	3.80%
UK Bank Rate – modelled		5.25%
UK Bank Rate - adjusted		5.25%
CPI inflation – modelled		3.50%
CPI inflation - adjusted		3.90%
Severe downside | Start to trough
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	(2.80%)	(2.40%)
Unemployment rate	4.50%	4.20%
House price growth	(28.40%)	(29.20%)
Commercial real estate price growth	(34.00%)	(32.30%)
UK Bank Rate	0.01%
CPI inflation	(0.70%)
UK Bank Rate – modelled		0.02%
UK Bank Rate - adjusted		1.88%
CPI inflation – modelled		(0.20%)
CPI inflation - adjusted		0.70%
Probability-weighted | Start to peak
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	6.10%	5.70%
Unemployment rate	5.80%	5.50%
House price growth	2.80%	5.30%
Commercial real estate price growth	1.30%	0.70%
UK Bank Rate	4.50%
CPI inflation	3.80%
UK Bank Rate – modelled		5.25%
UK Bank Rate - adjusted		5.25%
CPI inflation – modelled		3.50%
CPI inflation - adjusted		3.50%
Probability-weighted | Start to trough
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.70%
Unemployment rate	4.50%	4.20%
House price growth	(0.10%)	0.40%
Commercial real estate price growth	(2.60%)	(1.30%)
UK Bank Rate	2.64%
CPI inflation	1.80%
UK Bank Rate – modelled		2.88%
UK Bank Rate - adjusted		3.06%
CPI inflation – modelled		1.80%
CPI inflation - adjusted		1.90%
2025% | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.40%	0.80%
Unemployment rate	4.80%	4.30%
House price growth	0.80%	3.40%
Commercial real estate price growth	1.20%	0.70%
UK Bank Rate	4.13%	5.06%
CPI inflation	3.40%	2.60%
2025% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.40%	0.80%
Unemployment rate	4.80%	4.30%
House price growth	0.80%	3.40%
Commercial real estate price growth	1.20%	0.70%
UK Bank Rate	4.13%	5.06%
CPI inflation	3.40%	2.60%
2025% | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.40%	0.80%
Unemployment rate	4.80%	4.30%
House price growth	0.80%	3.40%
Commercial real estate price growth	1.20%	0.70%
UK Bank Rate	4.13%	5.06%
CPI inflation	3.40%	2.60%
2025% | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.40%	0.80%
Unemployment rate	4.80%	4.30%
House price growth	0.80%	3.40%
Commercial real estate price growth	1.20%	0.70%
UK Bank Rate	4.13%
CPI inflation	3.40%
UK Bank Rate – modelled		5.06%
UK Bank Rate - adjusted		5.06%
CPI inflation – modelled		2.60%
CPI inflation - adjusted		2.60%
2025% | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.40%	0.80%
Unemployment rate	4.80%	4.30%
House price growth	0.80%	3.40%
Commercial real estate price growth	1.20%	0.70%
UK Bank Rate	4.13%
CPI inflation	3.40%
UK Bank Rate – modelled		5.06%
UK Bank Rate - adjusted		5.06%
CPI inflation – modelled		2.60%
CPI inflation - adjusted		2.60%
2026% | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	2.00%	1.90%
Unemployment rate	4.20%	3.50%
House price growth	3.50%	3.70%
Commercial real estate price growth	7.90%	7.80%
UK Bank Rate	3.94%	4.71%
CPI inflation	2.60%	2.80%
2026% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.20%	1.00%
Unemployment rate	5.20%	4.70%
House price growth	1.60%	2.10%
Commercial real estate price growth	0.60%	0.30%
UK Bank Rate	3.44%	4.19%
CPI inflation	2.60%	2.80%
2026% | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	(0.30%)	(0.50%)
Unemployment rate	6.60%	6.00%
House price growth	(0.20%)	0.60%
Commercial real estate price growth	(7.10%)	(7.80%)
UK Bank Rate	2.74%	3.53%
CPI inflation	2.60%	2.80%
2026% | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	(1.90%)	(1.90%)
Unemployment rate	8.30%	7.70%
House price growth	(1.20%)	(0.80%)
Commercial real estate price growth	(17.40%)	(17.40%)
UK Bank Rate	1.91%
CPI inflation	2.60%
UK Bank Rate – modelled		2.68%
UK Bank Rate - adjusted		4.03%
CPI inflation – modelled		2.80%
CPI inflation - adjusted		3.60%
2026% | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.50%
Unemployment rate	5.60%	5.00%
House price growth	1.30%	1.80%
Commercial real estate price growth	(1.30%)	(1.70%)
UK Bank Rate	3.23%
CPI inflation	2.60%
UK Bank Rate – modelled		4.00%
UK Bank Rate - adjusted		4.13%
CPI inflation – modelled		2.80%
CPI inflation - adjusted		2.90%
2027% | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	2.30%	2.20%
Unemployment rate	3.20%	2.80%
House price growth	7.10%	6.50%
Commercial real estate price growth	4.90%	6.70%
UK Bank Rate	4.59%	5.02%
CPI inflation	2.40%	2.60%
2027% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.40%	1.40%
Unemployment rate	4.80%	4.70%
House price growth	1.90%	1.00%
Commercial real estate price growth	1.70%	2.50%
UK Bank Rate	3.25%	3.63%
CPI inflation	2.20%	2.40%
2027% | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	(0.50%)	(0.40%)
Unemployment rate	7.50%	7.40%
House price growth	(4.70%)	(5.50%)
Commercial real estate price growth	(4.20%)	(3.10%)
UK Bank Rate	1.09%	1.56%
CPI inflation	2.00%	2.30%
2027% | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	(1.80%)	(1.50%)
Unemployment rate	10.20%	10.00%
House price growth	(11.10%)	(12.40%)
Commercial real estate price growth	(9.80%)	(8.50%)
UK Bank Rate	0.10%
CPI inflation	1.70%
UK Bank Rate – modelled		0.28%
UK Bank Rate - adjusted		2.70%
CPI inflation – modelled		1.90%
CPI inflation - adjusted		2.10%
2027% | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.80%	0.80%
Unemployment rate	5.70%	5.50%
House price growth	0.20%	(0.70%)
Commercial real estate price growth	(0.30%)	1.00%
UK Bank Rate	2.69%
CPI inflation	2.20%
UK Bank Rate – modelled		3.09%
UK Bank Rate - adjusted		3.33%
CPI inflation – modelled		2.40%
CPI inflation - adjusted		2.40%
2028% | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.60%	1.50%
Unemployment rate	3.10%	2.70%
House price growth	6.90%	6.60%
Commercial real estate price growth	1.70%	3.20%
UK Bank Rate	5.07%	5.19%
CPI inflation	2.80%	2.90%
2028% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.50%	1.50%
Unemployment rate	4.60%	4.50%
House price growth	2.20%	1.40%
Commercial real estate price growth	0.50%	1.90%
UK Bank Rate	3.44%	3.50%
CPI inflation	2.20%	2.40%
2028% | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.10%	1.00%
Unemployment rate	7.40%	7.40%
House price growth	(5.70%)	(6.60%)
Commercial real estate price growth	(2.70%)	(0.90%)
UK Bank Rate	0.75%	0.96%
CPI inflation	1.40%	1.80%
2028% | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.70%
Unemployment rate	9.90%	10.00%
House price growth	(12.20%)	(13.60%)
Commercial real estate price growth	(7.40%)	(5.50%)
UK Bank Rate	0.03%
CPI inflation	0.50%
UK Bank Rate – modelled		0.08%
UK Bank Rate - adjusted		2.23%
CPI inflation – modelled		1.00%
CPI inflation - adjusted		1.40%
2028% | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.30%	1.20%
Unemployment rate	5.50%	5.40%
House price growth	(0.20%)	(1.00%)
Commercial real estate price growth	(0.90%)	0.70%
UK Bank Rate	2.78%
CPI inflation	2.00%
UK Bank Rate – modelled		2.90%
UK Bank Rate - adjusted		3.12%
CPI inflation – modelled		2.20%
CPI inflation - adjusted		2.30%
2029% | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.60%	1.40%
Unemployment rate	3.20%	2.80%
House price growth	6.00%	5.40%
Commercial real estate price growth	0.80%	0.50%
UK Bank Rate	5.33%	5.42%
CPI inflation	3.10%	3.00%
2029% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.60%	1.50%
Unemployment rate	4.50%	4.50%
House price growth	3.10%	2.40%
Commercial real estate price growth	0.20%	0.00%
UK Bank Rate	3.50%	3.50%
CPI inflation	2.30%	2.20%
2029% | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.60%	1.50%
Unemployment rate	7.00%	7.10%
House price growth	(2.80%)	(3.40%)
Commercial real estate price growth	(2.30%)	(2.30%)
UK Bank Rate	0.52%	0.68%
CPI inflation	1.00%	1.20%
2029% | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.40%	1.30%
Unemployment rate	9.40%	9.70%
House price growth	(7.80%)	(8.80%)
Commercial real estate price growth	(5.40%)	(5.70%)
UK Bank Rate	0.01%
CPI inflation	(0.40%)
UK Bank Rate – modelled		0.02%
UK Bank Rate - adjusted		1.95%
CPI inflation – modelled		0.10%
CPI inflation - adjusted		0.80%
2029% | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	1.60%	1.40%
Unemployment rate	5.40%	5.30%
House price growth	1.10%	0.40%
Commercial real estate price growth	(0.90%)	(1.10%)
UK Bank Rate	2.81%
CPI inflation	1.90%
UK Bank Rate – modelled		2.88%
UK Bank Rate - adjusted		3.08%
CPI inflation – modelled		1.90%
CPI inflation - adjusted		2.00%
First quarter 2025% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.70%
Unemployment rate	4.50%	4.30%
House price growth	2.90%	0.40%
Commercial real estate price growth	2.50%	(5.30%)
UK Bank Rate	4.50%	5.25%
CPI inflation	2.80%	3.50%
Second quarter 2025% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.30%	0.40%
Unemployment rate	4.70%	4.20%
House price growth	2.70%	1.80%
Commercial real estate price growth	2.60%	(4.70%)
UK Bank Rate	4.25%	5.25%
CPI inflation	3.50%	2.10%
Third quarter 2025% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.10%	0.00%
Unemployment rate	5.00%	4.30%
House price growth	1.30%	4.60%
Commercial real estate price growth	2.60%	(2.80%)
UK Bank Rate	4.00%	5.00%
CPI inflation	3.80%	2.00%
Fourth quarter 2025% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.30%	0.10%
Unemployment rate	5.10%	4.40%
House price growth	0.80%	3.40%
Commercial real estate price growth	1.20%	0.70%
UK Bank Rate	3.75%	4.75%
CPI inflation	3.70%	2.50%
First quarter 2026% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.30%	0.20%
Unemployment rate	5.30%	4.50%
House price growth	1.30%	3.60%
Commercial real estate price growth	0.50%	1.80%
UK Bank Rate	3.75%	4.50%
CPI inflation	3.30%	2.40%
Second quarter 2026% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.30%	0.30%
Unemployment rate	5.30%	4.60%
House price growth	1.60%	4.00%
Commercial real estate price growth	0.20%	1.40%
UK Bank Rate	3.50%	4.25%
CPI inflation	2.60%	3.00%
Third quarter 2026% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.40%	0.30%
Unemployment rate	5.20%	4.70%
House price growth	1.60%	3.00%
Commercial real estate price growth	0.10%	0.90%
UK Bank Rate	3.25%	4.00%
CPI inflation	2.20%	2.90%
Fourth quarter 2026% | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Gross domestic product growth	0.40%	0.30%
Unemployment rate	5.10%	4.80%
House price growth	1.60%	2.10%
Commercial real estate price growth	0.60%	0.30%
UK Bank Rate	3.25%	4.00%
CPI inflation	2.20%	2.70%